Consolidated statement of cash flows - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow provided by operating activities:
Net profit (loss) for the period	$ 7,969,394	$ 3,247,480	$ (6,288,979)
Adjustments to reconcile the net profit (loss) to net cash provided by operating activities:
Income tax expense	5,800,268	4,543,046	710,353
Depreciation, depletion and amortization	8,281,347	7,607,000	6,770,358
Foreign exchange loss	(5,514)	(976,430)	5,566,614
Finance cost of loans and borrowings	2,385,994	2,765,024	1,768,618
Finance cost of post-employment benefits and abandonment costs	753,047	580,491	627,827
Dry wells	898,264	342,691	1,266,440
Loss on disposal of non-current assets	26,686	78,990	59,932
Gain in acquisition of interests in joint operations	(451,095)	0	0
Loss on (recovery of) impairment of short term assets	30,600	74,393	(8,698)
(Recovery of) loss on impairment of long term assets	(1,311,138)	928,747	7,864,875
Gain on fair value adjustment of financial assets	(104,706)	(59,593)	(109,673)
Share of profit (loss) of associates and joint ventures	(93,538)	(61,345)	46,687
Net gain on the sale of assets held for sale	(166,389)	0	0
Gain on sale of equity instruments measured at fair value	(13,236)	(47,129)	(72,339)
Hedge ineffectiveness	8,918	0	0
Realized foreign exchange cash flow hedges	(160,772)	(33,074)	(7,646)
Income tax paid	(4,217,303)	(4,347,364)	(3,148,028)
Net change in operational assets and liabilities:
Trade and other receivables	(2,189,473)	(1,400,583)	751,031
Inventories	(323,626)	(217,198)	(183,231)
Trade and other payables	21,417	(619,131)	(2,202,808)
Tax assets and liabilities	(493,533)	2,547,232	(1,964,995)
Provisions for employee benefits	(227,384)	(11,677)	(206,444)
Provisions and contingencies	104,135	(827,153)	(216,939)
Other assets and liabilities	451,263	118,523	654,960
Net cash generated by operating activities	16,973,626	14,232,940	11,677,915
Cash flow from investing activities:
Investment in property, plant and equipment	(2,363,283)	(3,646,929)	(8,548,933)
Investment in natural and environmental resources	(3,426,405)	(2,121,295)	(6,856,761)
Acquisition of interests in joint operations	(141,950)	0	0
Acquisitions of intangibles	(175,868)	(69,253)	(112,255)
Sales (purchases) of other financial asset	564,754	(5,446,507)	1,208,898
Interests received	405,562	386,001	293,507
Dividends received	270,136	437,803	423,856
Proceeds from sales of assets held for sale	159,041	0	0
Proceeds from sales of equity instruments measured at fair value	56,930	966,715	613,998
Proceeds from sales of property, plant and equipment	267,324	109,896	166,211
Net cash used in investment activities	(4,383,759)	(9,383,569)	(12,811,479)
Cash flow used in financing activities:
Proceeds from borrowings	444,827	4,594,640	10,985,933
Repayment of borrowings	(9,007,340)	(3,149,917)	(4,903,592)
Interest payments	(2,696,979)	(2,495,446)	(1,981,127)
Capitalizations	0	0	3
Dividends paid	(1,504,647)	(1,712,298)	(5,493,400)
Net cash used in financing activities	(12,764,139)	(2,763,021)	(1,392,183)
Exchange difference in cash and cash equivalents	(290,310)	(226,333)	1,458,019
Net (decrease) increase in cash and cash equivalents	(464,582)	1,860,017	(1,067,728)
Cash and cash equivalents at the beginning of the year	8,410,467	6,550,450	7,618,178
Cash and cash equivalent at the end of the year	7,945,885	8,410,467	6,550,450
Non-cash transactions
Capitalization of reserves	0	0	14,760,895
Payment of income tax through the offset of balances in favor	$ 0	$ 656,121	$ 894,451